                                    N I C H O L A S-A P P L E G A T E-Registered
                                                                      Trademark-
                                     M U T U A L  F U N D S  P R O S P E C T U S

                                    [PHOTO]


                               LARGE CAP VALUE FUND
                                INSTITUTIONAL SHARES

NICHOLAS APPLEGATE-Registered Trademark-
MUTUAL FUNDS

              PROSPECTUS

             The prospectus contains vital information about the Class I Shares of this Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

             Please note that these Shares

                 / / are not bank deposits

                 / / are not federally insured

                 / / are not endorsed by any bank or government agency

                 / / are not guaranteed to achieve their investment objectives


              LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



LARGE CAP VALUE FUND



OCTOBER 30, 1998

2
   TABLE OF CONTENTS


                                          OVERVIEW                                  3
A LOOK AT THE FUND'S GOALS,               LARGE CAP VALUE FUND
STRATEGIES, RISKS, AND FINAN-
CIAL HISTORY.                                                                       4

POLICIES AND INSTRUCTIONS                 SIMPLIFIED ACCOUNT
FOR OPENING, MAINTAINING                  INFORMATION
AND CLOSING AN ACCOUNT IN
THE FUND.
                                                                                    6
                                          Opening an Account
                                                                                    6
                                          Buying Shares
                                                                                    7
                                          Selling and Redeeming Shares
                                                                                    8
                                          Signature Guarantees
                                                                                    8
                                          Exchanging Shares

                                          YOUR ACCOUNT
                                                                                    9
                                          Transaction Policies
                                                                                    9
                                          Features and Account Policies

                                          ORGANIZATION AND
                                          MANAGEMENT
                                                                                    11
                                          Investment Adviser Compensation
                                                                                    11
                                          Administrator Compensation
                                                                                    11
                                          Distributor
                                                                                    11
                                          Portfolio Trades
                                                                                    11
                                          Investment Objective
                                                                                    11
                                          Diversification
                                                                                    12
                                          Portfolio Team

DETAILS THAT APPLY TO THE FUND.           RISK FACTORS AND                          13
                                          SPECIAL CONSIDERATIONS

   OVERVIEW

FUND INFORMATION


A CONCISE DESCRIPTION OF THE LARGE CAP VALUE FUND BEGINS ON THE NEXT PAGE. THE DESCRIPTION PROVIDES THE FOLLOWING INFORMATION:


[GRAPHIC]
INVESTMENT OBJECTIVE
The Fund's particular investment goal.

[GRAPHIC]
INVESTMENT STRATEGY
The strategy the Fund intends to use in pursuing the investment objective.

[GRAPHIC]
PRINCIPAL INVESTMENTS
The primary types of securities in which the Fund invests. Secondary investments are described in "Risk Factors and Special Considerations" at the end of the prospectus.

[GRAPHIC]
PORTFOLIO MANAGEMENT
The individuals who manage the Fund.

[GRAPHIC]
RISK FACTORS
The major risk factors associated with the Fund. Other risk factors are also described in "Risk Factors and Special Considerations."

[GRAPHIC]
INVESTOR EXPENSES
The overall costs borne by an investor in the Class I Shares, including sales charges and annual expenses.

GOAL OF THE NICHOLAS-APPLEGATE MUTUAL FUNDS

The Nicholas-Applegate Mutual Funds (the "Trust") are designed to provide investors with a well-rounded investment program by offering investors various portfolios each with different investment objectives and policies (each a "Fund"). The Class I Shares of each Fund represent interests in an open-end diversified open-end management investment company (a mutual fund).



Each Fund employs its own strategy and has its own risk/reward profile. Because you could lose money by investing in a Fund, be sure to read all risk disclosures carefully before investing.


WHO MAY WANT TO INVEST IN THE FUND
/ / those who are investing for retirement or other long term goals

/ / those who want higher potential for gain and are willing to accept higher risks associated with investing in stocks of U.S. companies

/ / those who want a high level of liquidity
/ / those who want professional portfolio management

WHO MAY NOT WANT TO INVEST IN THE FUND
/ / those who are investing with a shorter time frame
/ / those who are uncomfortable with an investment that will go up and down in value

THE INVESTMENT ADVISER

Nicholas-Applegate Capital Management (the "Investment Adviser") serves as investment adviser to the Trust. Arthur E. Nicholas and 22 other partners with a staff of approximately 480 employees currently manage over $27 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals.

4


   LARGE CAP VALUE FUND



INVESTMENT OBJECTIVE


Long-term capital appreciation.



INVESTMENT STRATEGY


The Fund's Investment Adviser employs a disciplined, "bottom-up" approach that evaluates stocks on an individual basis and focuses on company fundamentals. Using predominantly traditional fundamental research, it uncovers stocks that meet three investment criteria: attractive valuations, below average risk, and prospects for business improvement.



The Fund emphasizes equity securities of undervalued, large U.S. companies with market capitalizations generally above $5 billion.



PRINCIPAL INVESTMENTS


Under normal conditions, the Fund invests at least 80% of its total assets in equity securities of U.S. companies with large capitalizations. Generally, large capitalization stocks are those with market capitalizations greater than $3 billion. It invests the remainder primarily in preferred and convertible securities, debt securities of any maturity which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.



PORTFOLIO MANAGEMENT


The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 12.


RISK FACTORS


As with any equity fund, the value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. To the extent that the Fund is overweighted in certain market sectors, the Fund may be more volatile. For further explanation, see "Risk Factors and Special Considerations" starting on page 13.



INVESTOR EXPENSES - CLASS I SHARES



Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown. The figures below show the expected expenses for the Fund for its first year of operation. Actual expenses may be more or less than those shown.



SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  0.75%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)          0.25%
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        1.00%



1. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees, total operating expenses and other expenses are expected to be 0.75%, 2.46% and 1.71% absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:



THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.


THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.



  1 Year     3 Years
   $10         $32



     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.



FINANCIAL HIGHLIGHTS



The Large Cap Value Fund is a new fund for which financial highlights are not available.

6

   SIMPLIFIED ACCOUNT INFORMATION

                                                          OPENING AN ACCOUNT
   This is the minimum
   initial investment                                          $250,000
-----------------------------------------------------------------------------------------------------------
    Use this type of
       application                                New Account Form (Non-Retirement)
-----------------------------------------------------------------------------------------------------------
                           The Fund offers a variety of features, which are described in the "Your Account"
    Before completing         section of this prospectus. Please read this section before completing the
     the application                                         application.
-----------------------------------------------------------------------------------------------------------
     Completing the          If you need assistance, contact your financial representative, or call us at
       application                                         (800) 551-8043.
-----------------------------------------------------------------------------------------------------------
If you are sending money   Mail application and check, payable to: NICHOLAS-APPLEGATE MUTUAL FUNDS, PO BOX
        by CHECK              8326, BOSTON, MA 02266-8326. The Trust will not accept third-party checks.
-----------------------------------------------------------------------------------------------------------
                              Please read the bank wire or ACH section under the "Buying Shares" section below. You will need to obtain an account number with the Trust by sending a
If you are sending money   completed application to: NICHOLAS-APPLEGATE MUTUAL FUNDS, PO BOX 8326, BOSTON,
   by BANK WIRE or ACH          MA 02266-8326. To receive your account number, contact your financial representative or call us at (800) 551-8043.

                                                            BUYING SHARES
   This is the minimum
  subsequent investment                                        $10,000
-----------------------------------------------------------------------------------------------------------
                            The Trust is generally open on days that the New York Stock Exchange is open.
   The price you will       All transactions received in good order before the market closes receive that
         receive                                             day's price.
-----------------------------------------------------------------------------------------------------------
                                     Instruct your bank to wire the amount you wish to invest to:
                                            STATE STREET BANK & TRUST CO.--ABA #011000028
If you are sending money                                   DDA #9904-645-0
      by BANK WIRE                               STATE STREET BOS, ATTN: MUTUAL FUNDS
                           CREDIT: NICHOLAS-APPLEGATE [FUND NAME][SHARE CLASS], [YOUR NAME], [ACCOUNT NAME
                                                              OR NUMBER]
-----------------------------------------------------------------------------------------------------------
                            Call your bank to ensure (1) that your bank supports ACH, and (2) this feature is active on your bank account. To establish this option, either complete the
If you are sending money         appropriate sections when opening an account, contact your financial
         by ACH                representative, or call us at (800) 551-8043 for further information. To initiate an ACH purchase, call the Trust at (800) 551-8043.

                                                           SELLING OR REDEEMING SHARES
                                            IN WRITING                                      BY PHONE
                           --------------------------------------------------------------------------------------------
                                                                           Selling shares by phone is a service option
                                                                            which must be established on your account
                                                                            prior to making a request. See the "Your
                                                                           Account" section, or contact your financial
                             Certain requests may require a SIGNATURE     representative or the Trust at (800) 551-8043
 Things you should know     GUARANTEE. See the next section for further    for further information. The maximum amount
                             information. You may sell up to the full      which may be requested by phone, regardless
                                          account value.                  of account size, is $50,000. Amounts greater
                                                                           than that must be requested in writing. If
                                                                          you wish to receive your monies by bank wire,
                                                                                 the minimum request is $5,000.
-----------------------------------------------------------------------------------------------------------------------
                            If you purchased shares through a financial representative or plan administrator/sponsor, you should call them regarding the most efficient way to sell shares. If you bought shares recently by check, payment may be delayed until the check clears, which may take up to 15 calendar days from the date of purchase. Sales by a corporation, trust or fiduciary may have special requirements. Please contact your financial representative, a plan administrator/sponsor or us for further information.
-----------------------------------------------------------------------------------------------------------------------
   The price you will          The Trust is open on days that the New York Stock Exchange is open. All transactions
         receive                    received in good order before the market closes receive that day's price.
-----------------------------------------------------------------------------------------------------------------------
                                Please put your request in writing,
                                            including:
                              the name of the account owners, account
                              number and Fund and share Class you are
                              redeeming from, and the share or dollar     Either contact your financial representative
 If you want to receive       amount you wish to sell, signed by all       or call us at (800) 551-8043. The proceeds
your monies by BANK WIRE       account owners. Mail this request to:         will be sent to the existing bank wire
                                 NICHOLAS-APPLEGATE MUTUAL FUNDS,                address listed on the account.
                                PO BOX 8326, BOSTON, MA 02266-8326.
                            The check will be sent to the existing bank
                                wire address listed on the account.
-----------------------------------------------------------------------------------------------------------------------
                                                                          Either contact your financial representative
                                                                           or call us at (800) 551-8043. The proceeds
 If you want to receive                                                   will be sent in accordance with the existing
   your monies by ACH            Please call us at (800) 551-8043.          ACH instructions on the account and will
                                                                             generally be received at your bank two
                                                                          business days after your request is received.

8

   SIMPLIFIED ACCOUNT INFORMATION

                                                         SIGNATURE GUARANTEES
                              A signature guarantee of a financial institution is required to verify the
      A definition           authenticity of an individual's signature. It can usually be obtained from a broker, commercial or savings bank, or credit union.
-----------------------------------------------------------------------------------------------------------
                           A signature guarantee is needed when making a written request for the following reasons:
                                          1. When selling more than $50,000 worth of shares;
                             2. When you want a check or bank wire sent to a name or address that is not
    When you need one                              currently listed on the account;
                             3. To sell shares from an account controlled by a corporation, partnership, trust or fiduciary; or
                                       4. If your address was changed within the last 60 days.

                                                          EXCHANGING SHARES
   This is the minimum
        exchange
  amount to open a new                                         $250,000
         account
-----------------------------------------------------------------------------------------------------------
                               The Trust is open on days that the New York Stock Exchange is open. All
   The price you will      transactions received in good order before the market closes receive that day's
         receive                                                price.
-----------------------------------------------------------------------------------------------------------
                            The exchange must be to the shares of Class I Shares of another Fund or to the
                            Money Market Fund and to an account with the same registration. If opening an account as part of an exchange, you must obtain and read the prospectus. If you
 Things you should know    intend to keep money in the Portfolio or Fund you are exchanging from, make sure that you leave an amount equal to or greater than the Fund's minimum account size (see the "Opening an Account" section). To protect other investors, the
                                        Trust may limit the number of exchanges you can make.
-----------------------------------------------------------------------------------------------------------
                               Either contact your financial representative, or call the Trust at (800)
    How to request an           551-8043. The Trust will accept a request by phone if this feature was
    exchange by PHONE         previously established on your account. See the "Your Account" section for further information.
-----------------------------------------------------------------------------------------------------------
                           Please put your exchange request in writing, including: the name on the account,
    How to request an        the name of the Portfolio or Fund and the account number you are exchanging
    exchange by MAIL       from, the shares or dollar amount you wish to exchange, and the Fund you wish to exchange to. Mail this request to: PO BOX 8326, BOSTON, MA 02266-8326.

   YOUR ACCOUNT

TRANSACTION POLICIES


PURCHASE OF SHARES. Class I Shares are offered at net asset value without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time.


VALUATION OF SHARES. The net asset value per share (NAV) for Class I Shares of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) by dividing the value of the Class' net assets by the number of its shares outstanding.

BUY AND SELL PRICES. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

EXECUTION OF REQUESTS. The Fund is open on the days the New York stock Exchange is open, usually Monday-Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent or another agent designated by the Trust. Investments by participants of qualified retirement plans are made through the plan sponsor or administrator.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing. The Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Trust reserves the right to cancel any buy request if payment is not received within three days.

In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, the Trust will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, your Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.

CERTIFICATED SHARES. Most shares are electronically recorded. If you wish to have certificates for your shares, please write to the transfer agent. Certificated shares can only be sold by returning the certificates to the transfer agent, along with a letter of instruction or a stock power and a signature guarantee.

SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

SHAREHOLDER INQUIRIES. Shareholder inquiries should be addressed to the Trust, c/o the Trust's transfer agent,

State Street Bank and Trust Company
Attention: Nicholas-Applegate Mutual Funds
P.O. Box 8326
Boston, MA 02266-8326

Telephone inquiries can be made by calling 1-800-551-8043 or, from outside the U.S., 1-617-774-5000 (collect).

FEATURES AND ACCOUNT POLICIES
The services referred to in this section may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the transfer agent at the address and telephone number provided above.

RETIREMENT PLANS. You may invest in the Fund through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

ACCOUNT STATEMENTS. In general, you will receive account statements as follows:
/ / After every transaction that affects your account balance.
/ / After any changes of name or address of the registered owner(s).

/ / In all other circumstances, every month.

Every year you will also receive an applicable tax information statement, mailed by January 31. Participants in qualified retirement plans will receive account information from their plan sponsor or administrator.

10

   YOUR ACCOUNT


DIVIDENDS. The Fund intends to distribute most or all of its net earnings in the form of dividends. The Fund will pay dividends of net investment income annually.


Any net capital gains will be distributed annually.


DIVIDEND REINVESTMENTS. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you. Interest will not accrue or be paid on uncashed dividend checks.


TAXABILITY OF DIVIDENDS. As long as the Fund meets the requirements for being a tax-qualified regulated investment company, which the Fund intends to, it will pay no federal income tax on the earnings it distributes to shareholders.


Dividends you receive from the Fund, whether reinvested or taken as cash, are generally taxable. Dividends from the Fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY). If you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

AUTOMATIC WITHDRAWALS. You may make automatic withdrawals from the Fund of $250 or more on a monthly or quarterly basis if you have an account of $15,000 or more in the Fund. Withdrawal proceeds will normally be received prior to the end of the month or quarter. See the account application for further information.

AUTOMATIC INVESTMENT PLAN. You may make regular monthly or quarterly investments in Class I Shares of the Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Transfer Agent at 1-800-551-8043.


CROSS-REINVESTMENT. You may cross-reinvest dividends or dividends and capital gains distributions paid by the Fund into Class I Shares of another Fund, subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.



SHAREHOLDER SERVICES. Nicholas-Applegate Securities may make payments from its own resources to brokers, consultants, and financial institutions for performing certain services for shareholders and for the maintenance of shareholder accounts.

   ORGANIZATION AND MANAGEMENT

INVESTMENT ADVISER COMPENSATION


The Fund pays the Investment Adviser a monthly fee pursuant to an investment advisory agreement. The Large Cap Value Fund pays at the annual rate of 0.75% of the Fund's average net assets.



The Investment Adviser has agreed to defer its management fees payable by the Fund (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses), and to absorb other operating expenses of the Fund, subject to later reimbursement, so that the expenses for the Class I Shares of the Fund will not exceed 1.00% on an annual basis through March 31, 1999. The Fund will reimburse the Investment Adviser for fees deferred or other expenses paid pursuant to this Agreement in later years in which operating expenses for the Fund are less than the percentage limitation set forth above for any such year. The Investment Adviser will not recover any fee waivers or expense reimbursements from the Fund more than five years after the expenses were incurred.


ADMINISTRATOR COMPENSATION


The Fund pays administrative fees for administrative personnel and services (including certain legal and financial reporting services). The Fund pays Investment Company Administration Corporation (ICAC) a monthly fee at an annual rate ranging from 0.05% to 0.01% of average net assets, with a minimum of $40,000.


DISTRIBUTOR

Nicholas-Applegate Securities
600 West Broadway, 30th Floor
San Diego, California 92101
(800) 551-8045

PORTFOLIO TRADES


The Investment Adviser is responsible for the Fund's portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that may charge higher brokerage rates in exchange for furnishing research services to the Fund or that sell shares of the Fund but only when the Investment Adviser believes no other firm offers a better combination of quality execution (i.e. timeliness and completeness) and favorable price. Under normal circumstances the Investment Adviser expects high annual portfolio turnover of 200%. This is generally higher than other funds and will result in the Fund incurring higher brokerage costs.


INVESTMENT OBJECTIVE

The Fund's investment objective is fundamental and may only be changed with shareholder approval. The other fundamental limitations are described in the Statement of Additional Information. All other changes may be made by the Board of Trustees without shareholder approval.

DIVERSIFICATION


The Fund is diversified.

12

   ORGANIZATION AND MANAGEMENT

PORTFOLIO TEAM


ARTHUR E. NICHOLAS, MANAGING PARTNER



Chief Investment Officer



Founded firm in 1984; prior investment management experience with Pacific
    Century Advisers, Security Pacific Bank and San Diego Trust & Savings Bank



B.S.--San Diego State University



CATHERINE SOMHEGYI, PARTNER



Chief Investment Officer--Global Equity Management



Joined firm in 1987; prior investment management experience with Professional
    Asset Securities, Inc. and Pacific Century Advisers



M.B.A. and B.S.--University of Southern California



EDMUND W. KEELEY, JR., CFA



Portfolio Manager, Traditional Value Equities



Joined firm in 1998; 34 years prior investment experience with Smith Barney
    Capital Management and F. Eberstadt & Co.



M.B.A.--Columbia University; B.A.--Cornell University



PHILIP J. MILLER



Portfolio Manager, Traditional Value Equities



Joined firm in 1998; 25 years prior investment experience with Smith Barney
    Capital Management and Dominick and Dominick



B.A.--Wesleyan University



VICTOR J. RASKIN, CFA



Portfolio Manager, Traditional Value Equities



Joined firm in 1998; 29 years prior investment experience with Smith Barney
    Capital Management; Schaenen Wood; Tallasi Management; and Dean Witter



M.B.A.--New York University; B.A.--Washington & Jefferson College

   RISK FACTORS AND SPECIAL CONSIDERATIONS

MUTUAL FUND CONSIDERATIONS IN GENERAL


Prospective investors should know that any mutual fund investment is subject to market fluctuations and other risks inherent in investing in securities. There can be no assurance that your investment will increase in value. The value of your investment will go up and down depending upon market forces and you may not recoup your original investment. You should consider an investment in the Fund as a long-term investment.



THE FUND'S INVESTMENTS



EQUITY SECURITIES. Equity securities include common stocks, convertible securities and warrants. Although equity securities have a history of long-term growth in value, their prices rise and fall as a result of changes in the company's financial condition as well as movements in the overall securities markets.


SMALLER ISSUERS. Smaller and medium sized issuers may be less seasoned, have more limited product lines, markets, financial resources and management depth, and be more susceptible to adverse market conditions than larger issuers. As a result, the securities of such smaller issuers may be less actively traded than those of larger issuers and may also experience greater market volatility.

CONVERTIBLE SECURITIES. A convertible security is a fixed income equity security that may be converted into a prescribed amount of common stock at a specified formula. A convertible security entitles the owner to receive interest until the security matures or is converted. Convertibles have several unique investment characteristics such as: (a) higher yields than common stocks but lower yields than straight debt securities; (b) lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics; and (c) potential for capital appreciation if the market price of the underlying security increases.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity (market risk). When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt Securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Debt obligations that carry a rating of at least Baa from Moody's or BBB from Standard and Poor's, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the Investment Adviser to be of comparable quality. Bonds rated BBB or Baa have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds. For a further explanation of these ratings, see "Corporate Bond Ratings" beginning on page 16.


U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities such as U.S. Treasury bills, notes, bonds, and certificates issued by the Government National Mortgage Association (GNMA) are supported by the full faith and credit of the United States. Other U.S. Government securities, such as securities issued by the Federal National Mortgage Association (FNMA) and the Federal Home Loan Bank Board, are supported by the right of the issuer to borrow from the U.S. Treasury. Still others, such as securities of the Student Loan Marketing Association, are supported only by the credit of the issuer. U.S. Government securities may include zero coupon securities that are issued or purchased at a significant discount from face value.



ASSET BACKED SECURITIES. Non-mortgage related asset-backed securities include, but are not limited to, interests in pools of receivables, such as credit card and accounts receivables and motor vehicle and other installment purchase obligations and leases. Interests in these pools are not backed by the U.S. Government and may or may not be secured.



The credit characteristics of asset-backed securities differs in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.



FOREIGN SECURITIES. To the extent the Fund invests in foreign securities, the risks and volatility are magnified since the performance of foreign stocks depends upon changes in foreign currency values,

14

   RISK FACTORS AND SPECIAL CONSIDERATIONS

different political and regulatory environments, and the overall political and economic conditions in countries where the Fund invests.


INVESTMENT COMPANY SECURITIES. The Fund may invest up to 10% of its total assets in the shares of other investment companies. The Fund may invest in money market mutual funds in connection with the management of its daily cash positions. The Fund may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as the Fund. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.

ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities that are considered illiquid. An illiquid investment is generally an investment that is not registered under U.S. securities laws, or cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund values it. Limitations on resale may adversely affect the marketability of illiquid securities and the Fund may not be able to dispose of these securities at the desired time and price. The Fund may bear additional expenses if it has to register these securities under U.S. securities laws before being resold. The Board of Trustees has determined that Rule 144A securities are not illiquid securities.

TEMPORARY INVESTMENTS. The Fund may from time to time on a temporary basis invest all of its assets in short term instruments to maintain liquidity or when the Investment Adviser determines that the market conditions call for a temporary defensive posture. These temporary investments include: notes issued or guaranteed by the U.S. government, its agencies or instrumentalities; commercial paper rated in the highest two rating categories; certificates of deposit; repurchase agreements and other high grade corporate debt securities.

THE FUND'S INVESTMENT TECHNIQUES

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, that is, the purchase by the Fund of security that seller has agreed to buy back, usually within one to seven days. The seller's promise to repurchase the security is fully collateralized by securities equal in value to 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Fund enters into these agreements only with brokers, dealers, or banks that meet credit quality standards established by the Board of Trustees.

SECURITIES SWAPS. A securities swap is a technique primarily used to indirectly participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.

SHORT SALES. A "short sale" is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at a lower price than at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. A short sale can be covered or uncovered. In a covered short sale, the Fund either (1) borrows and sells securities it already owns (also known as a short sale "against the box"), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the difference between the market value of the securities and the short sale price. Use of uncovered short sales is a speculative investment technique and has potentially unlimited risk of loss. Accordingly, the Fund will not make uncovered short sales in an amount exceeding the lesser of 2% of the Fund's net assets or 2% of the securities of such class of the issuer. The Board of Trustees has determined that the Fund will not make short sales if to do so would create liabilities or require collateral deposits of more than 25% of the Fund's total assets.

WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase or sell securities for delivery at a future date, generally 15 to 45 days after the commitment is made. The other party's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. The Fund may not purchase when-issued securities or enter into firm commitments if, as a result, more than 15% of the Fund's net assets would be segregated to cover such securities.

BORROWING. The Fund may borrow up to 20% of its total assets for temporary, extraordinary or emergency purposes, such as to provide cash for redemption requests without having to sell portfolio securities at an inopportune time. The Fund may also borrow money through reverse repurchase agreements, uncovered short sales, and other techniques. All borrowings by the Fund cannot exceed one-third of the Fund's total assets.

As a consequence of borrowing, the Fund will incur obligations to pay interest, resulting in an increase in expenses.


SECURITIES LENDING. The Fund may lend securities to financial institutions such as banks, broker/dealers and other recognized institutional investors in amounts up to 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities, letters of credit or any combination thereof. The Fund might experience a loss if the financial institution defaults on the loan.


OPTIONS. The Fund may deal in options on securities, securities indices and foreign currencies. The Fund may use options to manage stock prices, interest rate and currency risks. The Fund may not purchase or sell options if more than 25% of its net assets would be hedged. The Fund may also write covered call options and secured put options to seek to generate income or lock in gains on up to 25% of their net assets.

FUTURES AND OPTIONS ON FUTURES. The Fund may enter into futures contracts, or options thereon, involving foreign currency, interest rates, securities, and securities indices, for hedging purposes only. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

As a general rule, the Fund will not purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS. When the Fund uses options, futures and options on futures as hedging devices, there is a risk that the prices of the hedging vehicles may not correlate perfectly with the prices of the securities in the portfolio. This may cause the futures contract and any related options to react differently than the Fund's portfolio securities to market changes. In addition, the Investment Adviser could be incorrect in its expectations about the direction or the extent of market movements. In these events, the Fund could lose money on the futures contracts or option.


It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Investment Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market will exist for these instruments.



THE YEAR 2000. The Investment Adviser has taken steps that it believes are reasonably designed to address the potential failure of computer programs used by the Investment Adviser and the Trust's service providers to address the Year 2000 issue. There can be no assurance that these steps will be sufficient to avoid any adverse impact.



In addition, the Year 2000 problem may adversely affect the Funds' investments. For example, portfolio companies may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors.

            N I C H O L A S-A P P L E G A T E-REGISTERED TRADEMARK-
                          M U T U A L        F U N D S
NEW ACCOUNT FORM (NON-IRA)

----------------------------------------------------
    CLASS   I   SHARES
MAIL TO:
Nicholas-Applegate Mutual Funds
PO Box 8326
Boston, MA 02266-8326
800 - 551-8043
FOR AN IRA ACCOUNT APPLICATION, CALL 800 - 551-8043.

 1. YOUR ACCOUNT REGISTRATION
--------------------------------------------------------------------------------
PLEASE PRINT. COMPLETE ONE SECTION ONLY. Joint account owners will be registered joint tenants with the right of survivorship unless otherwise indicated. It is the shareholder(s) responsibility to specify ownership designations which comply with applicable state law.

/ /  INDIVIDUAL OR JOINT ACCOUNT
                                                                                                                    -  -
     --------------------------------------------------------------------------------------------------------------------------
                    First Name                   Middle Initial                   Last Name                   Social Security
                                                                                                                   Number
                                                                                                                    -  -
     --------------------------------------------------------------------------------------------------------------------------
              Joint Tenant (IF ANY)              Middle Initial                   Last Name                   Social Security
                                                                                                                   Number
/ /  GIFT OR TRANSFER TO MINOR (UGMA/UTMA)

     --------------------------------------------------------------------------------------------------------------------------
        Custodian's First Name (ONLY ONE)        Middle Initial                   Last Name

     --------------------------------------------------------------------------------------------------------------------------
          Minor's First Name (ONLY ONE)          Middle Initial                   Last Name
                                                                           -  -                                     -  -
     --------------------------------------------------------------------------------------------------------------------------
                            Minor's State of Residence        Minor's Date of Birth                            Minor's Social
                                                                                                              Security Number

/ /  TRUST, CORPORATION, PARTNERSHIP OR OTHER ENTITY (CORPORATE
     RESOLUTION REQUIRED)

     ----------------------------------------------------------------------------------------------------------------------------
                                           Name of Trust, Corporation or Other Entity
                                                                                                -  -
---------------------------------------------------------------------------------------------------------------------------------
                   Trustee Name(s) or Type of Entity                                   Date of Trust Agreement

---------------------------------------------------------------------------------------------------------------------------------
                    Name of Beneficiary (OPTIONAL)                                 Taxpayer Identification Number

  2. YOUR ADDRESS
--------------------------------------------------------------------------------
Do you have any other identically registered Nicholas-Applegate accounts?
 / / Yes / / No

--------------------------------------------------------------------------------
                 Street Address or PO Box Number                Apartment Number

--------------------------------------------------------------------------------
                            City    State        Zip

   -   -
--------------------------------------------------------------------------------
Area Code                          Home Phone

   -   -
--------------------------------------------------------------------------------
Area Code                        Business Phone
CITIZENSHIP:
/ / U.S.
/ / Resident Alien
/ / Non-resident Alien
                   ------------------------------------------------
                                      Specify Country (if not U.S.)

  3. YOUR INVESTMENT
--------------------------------------------------------------------------------
Please select your fund choices and appropriate share class. See prospectus for investment minimums.


                        CLASS                             AMOUNT
-------------------------------------------------------------------
Large Cap Value                           I(750) / /    $
-------------------------------------------------------------------
Other                                                   $
-------------------------------------------------------------------
TOTAL                                                   $
-------------------------------------------------------------------



 4. YOUR METHOD OF PAYMENT
--------------------------------------------------------------------------------


/ / BY CHECK: Payable to NICHOLAS-APPLEGATE
MUTUAL FUNDS (Third party checks will NOT be  / / BY EXCHANGE: Fund name from which
accepted.)                                                    you are exchanging          --------------------------
/ / BY WIRE: Please call 1-800-551-8043 for
your account number                           / / BY CONFIRM TRADE ORDER: Trade Order #
                                                                                          --------------------------

 5. YOUR DIVIDEND AND CAPITAL GAIN PAYMENT OPTIONS
--------------------------------------------------------------------------------

Distributions will automatically be reinvested in additional shares of your Fund(s) unless you check the box(es) below.

DIVIDENDS (CHECK ONE)   / / Reinvest  / / Cash
CAPITAL GAINS (CHECK ONE)   / / Reinvest  / / Cash


/ / CROSS FUND REINVESTMENT+ (OPTIONAL)--Reinvest all dividends and capital gains into an existing account in another Nicholas-Applegate Fund.



From  --------------------------------    To   --------------------------------
                 Fund Name                                Fund Name


+MUST BE SAME ACCOUNT TYPE AND CLASS OF SHARES. MUST BE A $5,000 MINIMUM ACCOUNT VALUE FOR THIS SERVICE.

                                SERVICE OPTIONS
--------------------------------------------------------------------------------

 6. TELEPHONE REDEMPTIONS AND EXCHANGES
--------------------------------------------------------------------------------

This allows you to use the telephone to redeem or exchange shares, unless you check the box below. Redemptions will be made payable to the registered owner(s) and mailed to the address of record. Maximum redemption by telephone is $50,000.

/ / I do not want telephone redemption privilege.
/ / I do not want telephone exchange privilege.

 7. SYSTEMATIC INVESTMENT--to my mutual fund account via ACH
--------------------------------------------------------------------------------

/ / Check this box to invest on a regular basis from your bank account. Please complete "Checking Account Information" (SECTION 10).

     ------------------------------    $ -- -- , -- -- -- . -- --     -- --      / /               / /
               Fund Name                  Amount ($50 MINIMUM)         Day*                     Quarterly
                                                                               Monthly     (JAN/APRIL/JULY/OCT)

     ------------------------------    $ -- -- , -- -- -- . -- --     -- --      / /               / /
               Fund Name                  Amount ($50 MINIMUM)         Day*                     Quarterly
                                                                               Monthly     (JAN/APRIL/JULY/OCT)

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.

  8. SYSTEMATIC EXCHANGES--from one Nicholas-Applegate mutual fund account to another
--------------------------------------------------------------------------------

/ / Check this box to exchange on a regular basis from one Nicholas-Applegate account to another. (MUST BE SAME SHARE CLASS AND REGISTRATION.)

     FROM:

     ------------------------------    $ -- -- , -- -- -- . -- --     -- --      / /               / /
               Fund Name                                               Day*                     Quarterly
                                                                               Monthly     (JAN/APRIL/JULY/OCT)
                 Amount ($50 MINIMUM, $5,000 MINIMUM ACCOUNT VALUE)

     -- -- -- -- -- -- -- -- -- --
     -- -- -- -- -- -- -- -- -- --
       Account Number (IF KNOWN)

     TO:

     ------------------------------    $ -- -- , -- -- -- . -- --     -- --      / /               / /
               Fund Name                                               Day*                     Quarterly
                                                                               Monthly     (JAN/APRIL/JULY/OCT)
                 Amount ($50 MINIMUM, $5,000 MINIMUM ACCOUNT VALUE)

     -- -- -- -- -- -- -- -- -- --
     -- -- -- -- -- -- -- -- -- --
       Account Number (IF KNOWN)

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.

  9. SYSTEMATIC WITHDRAWAL--from my mutual fund account via ACH or check
--------------------------------------------------------------------------------

/ / Check this box to withdraw on a regular basis from my mutual fund account. Please complete "Checking Account Information" below (SECTION 10):

     BY ACH TO MY BANK ACCOUNT

     ------------------------------    $ -- -- , -- -- -- . -- --     -- --      / /               / /
               Fund Name                                               Day*                     Quarterly
                                                                               Monthly     (JAN/APRIL/JULY/OCT)
                    Amount ($50 MINIMUM, $5,000 MIN. ACCOUNT VALUE)

     BY CHECK (DO NOT NEED TO
     COMPLETE SECTION 11)

     ------------------------------    $ -- -- , -- -- -- . -- --       15       / /               / /
                                                                       ----
               Fund Name                                               Day*                     Quarterly
                                                                               Monthly     (JAN/APRIL/JULY/OCT)
                    Amount ($50 MINIMUM, $5,000 MIN. ACCOUNT VALUE)

  SEND PROCEEDS TO:

  / / Address of record

  / / Special Payee (LIST BELOW)

     ------------------------------  ----------  ------------------------------
               First Name              Middle              Last Name
                                      Initial

--------------------  --------------------  -- --   -- -- -- -- --  - -- -- -- --
      Address                 City          State                Zip

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.

  10. CHECKING ACCOUNT INFORMATION--for ACH or redemptions by wire
--------------------------------------------------------------------------------

Must be completed for Sections 7 and 9. PLEASE ATTACH A VOIDED CHECK OR DEPOSIT SLIP.

--------------------------------------------------------------------------------
                              Name of Institution

---------------  ---------------   --- ---       --- --- --- --- ---  - -- -- -- --
    Address           City          State                       Zip

--------------------------------------------------------------------------------
Bank ABA Routing Number                Bank Account Number

--------------------------------------------------------------------------------

  Any joint owner of your bank account who is not a joint owner of your mutual fund account(s) must sign above.


  11. DUPLICATE STATEMENTS
--------------------------------------------------------------------------------

/ / I wish to have a duplicate statement sent to the interested party listed below.

--------------------------------------------------------------------------------
                            Name of Interested Party

---------------  ---------------   --- ---       --- --- --- --- ---  - -- -- -- --
    Address           City          State                       Zip

                                                                   (SEE REVERSE)

 12. DEALER INFORMATION
--------------------------------------------------------------------------------

HOME OFFICE INFORMATION (TO BE COMPLETED BY INVESTMENT REPRESENTATIVE)

---------------------------------------------       -- -- --  - -- -- --  - -- -- -- --
      Dealer Name and Number (IF KNOWN)                Area Code          Phone

----------------------  ------------------   --- ---          --- --- --- --- ---  - -- -- -- --
 Home Office Address           City           State                       Zip

BRANCH OFFICE INFORMATION

------------------------------       -- -- --  - -- -- --  - -- -- -- --
     Branch Office Number               Area Code          Phone

----------------------  ------------------   --- ---          --- --- --- --- ---  - -- -- -- --
Branch Office Address          City           State                       Zip

REPRESENTATIVE INFORMATION

------------------------------------------------------------------   ---------------------------------------------------------------
                       Representative's Name                                             Representative's Number

  13. SIGNATURES
--------------------------------------------------------------------------------

BY SIGNING THIS NEW ACCOUNT FORM BELOW, I ASSURE THAT:

- I have received and read the prospectus for each of the Funds in which I am investing, and I believe each investment is suitable for me. I understand that the prospectus terms are incorporated into this New Account Form by reference.

- I authorize the Nicholas-Applegate Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form. I agree they will not be liable for any resulting loss or expense.

- I am of legal age in my state and have the authority and legal capacity to purchase mutual fund shares.

- I understand that neither the fund(s) nor the distributor, Nicholas-Applegate Securities, is a bank and that fund shares are not obligations of or guaranteed by any bank or insured by the FDIC.

- I understand that mutual funds involve risks, including possible loss of principal.

I CERTIFY, UNDER PENALTIES OF PERJURY, THAT:

1. The Social Security or Taxpayer Identification Number shown on this form is correct. (If I fail to give the correct number or to sign this form, the Nicholas-Applegate Funds may reject or redeem my investment. I may also be subject to any applicable IRS Backup Withholding for all distributions and redemptions.)

2. / / I am NOT currently subject to IRS Backup Withholding because (a) I have not been notified of it or (b) notification has been revoked.

  / / I am currently subject to IRS Backup Withholding.

I agree that neither Nicholas-Applegate Securities, the Funds, nor any of their affiliates will be responsible for the authenticity of any instructions given and shall be fully indemnified as to and held harmless from any and all direct and indirect liabilities, losses, or costs resulting from acting upon such transactions.

------------------------------------------------------------    -- --  - -- --  - -- -- -- --
    Shareowner, Custodian, Trustee or Authorized Officer                     Date

------------------------------------------------------------   --- ---  - -- --  - -- -- -- --
   Joint Owner, Custodian, Trustee or Authorized Officer                     Date

FOR MORE INFORMATION

Two documents are available that
offer further
information on the
Nicholas-Applegate Mutual
Funds:

ANNUAL OR SEMI-ANNUAL REPORTS
TO SHAREHOLDERS


Include financial statements,
detailed performance
information, portfolio holdings,
a statement from portfolio
management, and the
auditor's report.


STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI contains more detailed
information on all aspects of
the Funds.

A current SAI has been filed
with the Securities
and Exchange Commission and is
incorporated
by reference into this
prospectus.

To request a free copy of the
current annual or
semi-annual report or SAI,
please call or write:

Nicholas-Applegate Mutual Funds
600 West Broadway
San Diego, California 92101
Telephone: (800) 551-8643

N I C H O L A S-A P P L E G A T E-REGISTERED
TRADEMARK-

600 West Broadway
San Diego, California 92101
800-551-8643
Nicholas-Applegate Securities, Distributor www.nacm.com


MFLCVPROI1098

               NICHOLAS | APPLEGATE-Registered Trademark- MUTUAL FUNDS

           SUPPLEMENT TO PROSPECTUSES & STATEMENT OF ADDITIONAL INFORMATION

                       Institutional Shares dated July 24, 1998

                                   NOVEMBER 4, 1998

THE FOLLOWING INFORMATION REPLACES INFORMATION CONTAINED UNDER THE PACIFIC RIM FUND'S "PRINCIPAL INVESTMENTS" ON PAGE 20 OF THE PROSPECTUS.

     Under normal circumstances, the Fund invests no more than 50% of its total assets in issuers of any one country.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE VALUE FUND'S "INVESTMENT STRATEGY" AND "PRINCIPAL INVESTMENTS" SECTIONS ON PAGE 30 OF THE PROSPECTUS.

     INVESTMENT STRATEGY

     The Fund's Investment Adviser employs a disciplined, "bottom-up" approach that evaluates stocks on an individual basis and focuses on company fundamentals. It uses a blend of computer-intensive systematic disciplines and traditional fundamental research to uncover stocks that meet three investment criteria: attractive valuations, underlying financial strength, and prospects for business improvement.

     The Fund emphasizes equity securities of undervalued, large U.S. companies with market capitalizations generally above $5 billion.

     PRINCIPAL INVESTMENTS

     Under normal conditions, the Fund invests at least 80% of its total assets in equity securities of U.S. companies with large capitalizations. Generally, large capitalization stocks are those with market capitalizations greater than $3 billion. It invests the remainder primarily in preferred and convertible securities, debt securities of any maturity which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

THE FOLLOWING INFORMATION REPLACES INFORMATION UNDER THE HIGH QUALITY BOND FUND'S "PRINCIPAL INVESTMENTS" ON PAGE 42 OF THE PROSPECTUS.

     Under normal conditions, the Fund invests at least 65% of its total assets in debt securities issued by U.S. and foreign corporations, U.S. and foreign governments, and their agencies and instrumentalities which are rated in the top two investment grades by a nationally recognized statistical rating agency, or of comparable quality if unrated.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION UNDER "SELLING AND REDEEMING SHARES" SECTION ON PAGE 49 OF THE PROSPECTUS.

     If you bought shares recently by check, payment may be delayed until the check clears, which may take up to 15 calendar days from the date of purchase.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "PORTFOLIO TRADES" SECTION ON PAGE 53 OF THE PROSPECTUS.

     The Investment Adviser is responsible for the Funds' portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that may charge higher brokerage rates in exchange for furnishing research services to the Fund, or that sell shares of the Fund but only when the Investment Adviser believes no other firm offers a better combination of quality execution (i.e. timeliness and completeness) and favorable price. Under normal circumstances the Investment Adviser expects high annual portfolio turnover of 200%. This is generally higher than other funds and will result in the Funds incurring higher brokerage costs.

THE "PORTFOLIO TEAMS" SECTION BEGINNING ON PAGE 55 OF THE PROSPECTUS HAS BEEN REVISED AS FOLLOWS:

     ARTHUR E. NICHOLAS, MANAGING PARTNER
     Chief Investment Officer
     Founded firm in 1984; prior investment management experience with Pacific Century Advisers, Security Pacific Bank and San Diego Trust & Savings Bank. B.S. San Diego State University

     LARRY SPEIDELL, PARTNER, CFA
     Director of Global/Systematic Portfolio Management and Research
     Joined firm in 1994; 23 years prior investment management experience with Batterymarch Financial Management and Putnam Management Company. M.B.A. Harvard University; B.E. Yale University
     WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, EMERGING COUNTRIES, GLOBAL BLUE CHIP, LATIN AMERICA, PACIFIC RIM AND GREATER CHINA

     PEDRO V. MARCAL, PARTNER
     Portfolio Manager
     Joined firm in 1994; 5 years prior investment management experience with A.B. Laffer, V.A. Canto & Associates, and A-Mark Precious Metals. B.A. University of California, San Diego
     EMERGING COUNTRIES, GLOBAL BLUE CHIP AND GLOBAL GROWTH & INCOME

     ESWAR MENON
     Portfolio Manager
     Joined firm in 1995; 5 years prior investment management experience with Koeneman Capital Management and Integrated Device Company. M.B.A., summa cum laude, University of Chicago; M.S. University of California, Santa Barbara; B.S. Indian Institute of Technology, Madras
     EMERGING COUNTRIES

     ALEX MUROMCEW
     Portfolio Manager
     Joined firm in 1996; 6 years prior investment management experience with Jardine Fleming Securities (Japan); Emerging Markets Investors Corporation; Teton Partners LP. M.B.A. Stanford University; B.A. Dartmouth College WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, GLOBAL BLUE CHIP AND GLOBAL GROWTH & INCOME

     ERNESTO RAMOS, PH.D.
     Portfolio Manager
     Joined firm in 1994; 14 years prior investment management and quantitative research experience with Batterymarch Financial Management; Bolt Beranek & Newman, Inc.; and Harvard University. Ph.D. Harvard University; B.S. Massachusetts Institute of Technology
     EMERGING COUNTRIES, GLOBAL BLUE CHIP, GLOBAL GROWTH & INCOME AND LATIN AMERICA

     MELISA A. GRIGOLITE
     Portfolio Manager
     Joined firm in 1991; prior experience with SGPA Architecture and Planning. M.S. San Diego State University; B.S. Southwest Missouri State University WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, GLOBAL BLUE CHIP, AND GLOBAL GROWTH AND INCOME

     JOHN TRIBOLET
     Portfolio Manager
     Joined firm in 1997; 5 years prior experience with Kemper Securities, Inc. and PaineWebber; M.B.A. University of Chicago; B.A. Columbia University WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, GLOBAL BLUE CHIP AND GLOBAL GROWTH & INCOME

     JESSICA HILINSKI
     Portfolio Manager
     Joined firm in 1996; 3 years prior experience with Eaton Vance Management and Union Capital Advisors. Attended University of Pennsylvania
     EMERGING COUNTRIES

     AYLIN UCKUNKAYA
     Portfolio Manager
     Joined firm in 1997; 4 years prior investment management experience with Global Securities. B.A. Istanbul University
     EMERGING COUNTRIES

     JOHN BORCHARDT
     Portfolio Manager
     Joined firm in 1994; 5 years prior investment management experience with Union Bank. B.S. University of San Francisco
     EMERGING COUNTRIES AND LATIN AMERICA

     TIMOTHY GREATON
     Portfolio Manager
     Joined firm in 1997; 5 years prior investment management experience with Credit Lyonnais International Asset Management. B.A. Middlebury College; also attended graduate programs at Taiwan University and Nanjing University GLOBAL TECHNOLOGY AND GREATER CHINA

     THOMAS BLEAKLEY, PARTNER
     Portfolio Manager
     Joined Firm in 1995; 3 years prior investment management experience with Twentieth Century Investors and Dell Computer Corporation. M.B.A. University of Texas. B.A. Boston University
     SMALL CAP GROWTH AND MINI CAP GROWTH

     WILLIAM H. CHENOWETH, CFA
     Portfolio Manager
     Joined firm in 1998; 12 years prior investment management experience with Turner Investment Partners, Inc., and Jefferson-Pilot Corporation. M.B.A. and B.B. A. Emory University
     MID CAP GROWTH AND LARGE CAP GROWTH

     EMMY SOBIESKI, CFA
     Portfolio Manager
     Joined firm in 1998; 4 years prior investment experience with Farmers Insurance Investment Division and EEN Business Network. M.B.A. University of Southern California; B.A. University of San Diego
     MID CAP GROWTH AND GLOBAL TECHNOLOGY

     AARON HARRIS
     Portfolio Manager
     Joined firm in 1995; 1 year prior investment management experience at Chemical Bank. B.A. Princeton University
     SMALL CAP GROWTH, MINI CAP GROWTH AND GLOBAL TECHNOLOGY

     PAUL E. CLUSKEY
     Investment Analyst
     Joined firm in 1998; 4 years prior investment experience at SEI Investments and Piper Jaffray, Inc. B.S. New York University
     MINI CAP GROWTH AND SMALL CAP GROWTH

     SANDRA DURN
     Portfolio Manager
     Joined firm in 1994; prior experience at Science Solutions, Inc. and San Diego State University Economics Department (instructor). M.A. San Diego State University; B.A. University of Maryland
     CONVERTIBLE, HIGH YIELD BOND AND GLOBAL GROWTH AND INCOME

     JOHN C. MCCRAW
     Portfolio Manager
     Joined firm in 1992; prior investment management experience with Nations Bank. M.B.A. University of California, Irvine; B.A. Flagler College
     MINI CAP GROWTH AND SMALL CAP GROWTH

     MARK STUCKELMAN
     Portfolio Manager
     Joined firm in 1995; 5 years experience with Wells Fargo Bank Investment Management Group; Fidelity Management Trust Co.; and BARRA
     M.B.A. University of Pennsylvania/Wharton School; B.A. University of California, Berkeley
     VALUE

     THOMAS J. SULLIVAN
     Portfolio Manager
     Joined firm in 1994; 2 years prior investment experience with Donaldson, Lufkin & Jenrette Securities Corp. B.S. Rochester Institute of Technology MID CAP GROWTH AND LARGE CAP GROWTH

     JAMES E. KELLERMAN, PARTNER
     Portfolio Manager
     Joined Firm in 1995; 20 years prior investment management experience with Criterion Investment Management Company, Brown Brothers Harriman and Equitable Life Insurance Company. M.B.A. St. John's University; B.B.A. Susquehanna University
     HIGH QUALITY BOND, HIGH YIELD BOND AND SHORT-INTERMEDIATE

     MALCOM S. DAY, CFA
     Portfolio Manager
     Joined Firm in 1995; 3 years prior investment management experience with Payden & Rygel. M.B.A. University of California, Los Angeles; B.S. Northern State University
     HIGH QUALITY BOND, EMERGING MARKETS BOND AND GLOBAL GROWTH & INCOME

     SUSAN MALONE
     Portfolio Manager
     Joined firm in 1996; 7 years prior investment management experience with BEA Associates. M.B.A. New York University; B.S. Carnegie Mellon University BALANCED GROWTH

     RICHARD J. KING, CFA
     Portfolio Manager
     Joined firm in 1988; 8 years additional investment experience with Bear Stearns Asset Management; The Public Employees Retirement System of Ohio; and Touche Ross & Co. B.S. Ohio State University
     HIGH QUALITY BOND FUND

     Please omit references to John J. Kane, Global Technology; Robert Brewis, Global Technology, Greater China and Pacific Rim; Yeo Boon Hong, Pacific Rim and Global Technology; Reginald Tan, Pacific Rim and Global Technology; Thomas J. Smith, Large Cap Growth; Alan J. Brochstein, Strategic Income.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION UNDER "PRIOR PERFORMANCE OF CERTAIN FUNDS AND THEIR PREDECESSORS" ON PAGE 66 OF THE PROSPECTUS.

     The Investment Adviser has advised the Trust that such partnerships were operated with materially equivalent investment objectives, policies, strategies and restrictions, as such Institutional Portfolios, and their assets were transferred to such Portfolios prior to the effective date of the Portfolios' registration statement.

THE FOLLOWING INFORMATION IS STRUCK UNDER "FOREIGN INVESTMENTS" ON PAGE 43 OF THE STATEMENT OF ADDITIONAL INFORMATION.

     Although the Global Blue Chip, Emerging Markets, Pacific Rim, Greater China and Latin America Funds are authorized to invest more than 25% of their total assets in securities of issuers located in any one country (other than the U.S.) no Fund, except the Greater China Fund, currently intends to do so.

PLEASE ADD THE FOLLOWING TO "ILLIQUID SECURITIES" ON PAGE 43 OF THE STATEMENT OF ADDITIONAL INFORMATION.

     The Fund's will limit their investment in 144A securities to 5% of net assets.

               NICHOLAS | APPLEGATE-Registered Trademark- MUTUAL FUNDS

           SUPPLEMENT TO PROSPECTUSES & STATEMENT OF ADDITIONAL INFORMATION

                   Class A, B and C Shares dated September 18, 1998

                                   NOVEMBER 4, 1998


THE FOLLOWING INFORMATION IS ADDED TO "DISTRIBUTION PLAN AND SHAREHOLDER SERVICES" SECTION ON PAGE 31 OF THE PROSPECTUS.

     Class A shares may pay the Distributor a fee equal to 0.25% of the average daily net assets, the Money Market Fund may pay up to 0.15% of average daily net assets and the High Quality Bond Fund may pay up to .50% of average daily net assets.

THE FOLLOWING INFORMATION REPLACE SIMILAR INFORMATION FOUND UNDER "PORTFOLIO TRADES" ON PAGE 38 OF THE PROSPECTUS.

     The Investment Adviser is responsible for the Funds' portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that may charge higher brokerage rates in exchange for furnishing research services to the Fund, or that sell shares of the Fund but only when the Investment Adviser believes no other firm offers a better combination of quality execution (i.e. timeliness and completeness) and favorable price. Under normal circumstances the Investment Adviser expects high annual portfolio turnover of 200%. This is generally higher than other funds and will result in the Funds incurring higher brokerage costs.

THE "PORTFOLIO TEAMS" SECTION BEGINNING ON PAGE 39 OF THE PROSPECTUS HAS BEEN REVISED AS FOLLOWS:

     PEDRO V. MARCAL, PARTNER
     Portfolio Manager
     Joined firm in 1994; 5 years prior investment management experience with A.B. Laffer, V.A. Canto & Associates, and A-Mark Precious Metals. B.A. University of California, San Diego
     EMERGING COUNTRIES

     ESWAR MENON
     Portfolio Manager
     Joined firm in 1995; 5 years prior investment management experience with Koeneman Capital Management and Integrated Device Company. M.B.A., summa cum laude, University of Chicago; M.S. University of California, Santa Barbara; B.S. Indian Institute of Technology, Madras
     EMERGING COUNTRIES

     ERNESTO RAMOS, PH.D.
     Portfolio Manager
     Joined firm in 1994; 14 years prior investment management and quantitative research experience with Batterymarch Financial Management; Bolt Beranek & Newman, Inc.; and Harvard University. Ph.D. Harvard University; B.S. Massachusetts Institute of Technology
     EMERGING COUNTRIES

     WILLIAM H. CHENOWETH, CFA
     Portfolio Manager
     Joined firm in 1998; 12 years prior investment experience with Turner Investment Partners, Inc., and Jefferson-Pilot Corporation. M.B.A. and B.B. A. Emory University
     MID CAP GROWTH AND LARGE CAP GROWTH

     PAUL E. CLUSKEY
     Portfolio Manager
     Joined firm in 1998; 4 years prior investment experience at SEI Investments and Piper Jaffray, Inc. B.S. New York University
     SMALL CAP GROWTH

     EMMY SOBIESKI, CFA
     Portfolio Manager
     Joined Firm in 1998; 4 years prior investment experience with Farmers Insurance Investment Division and EEN Business Network. M.B.A. University of Southern California; B.A. University of San Diego
     MID CAP GROWTH

     MALCOM S. DAY, CFA
     Portfolio Manager
     Joined Firm in 1995; 3 years prior investment management experience with Payden & Rygel. M.B.A. University of California, Los Angeles; B.S. Northern State University
     HIGH QUALITY BOND

     SUSAN MALONE
     Portfolio Manager
     Joined firm in 1996; 7 years prior investment management experience with BEA Associates. M.B.A. New York University; B.S. Carnegie Mellon University BALANCED GROWTH

     RICHARD J. KING, CFA
     Portfolio Manager
     Joined firm in 1988; 8 years additional investment experience with Bear Stearns Asset Management; The Public Employees Retirement System of Ohio; and Touche Ross & Co. B.S. Ohio State University
     HIGH QUALITY BOND FUND

     Please omit references to Michael P. Carroll, Convertible Fund; Claudia Bengston, Money Market Fund; and Jan Friedli, High Yield Bond Fund.

PLEASE ADD THE FOLLOWING TO "ILLIQUID SECURITIES" SECTION ON PAGE 29 OF THE STATEMENT OF ADDITIONAL INFORMATION.

     The Fund's will limit their investment in 144A securities to 5% of net assets.

               NICHOLAS | APPLEGATE-Registered Trademark- MUTUAL FUNDS

           SUPPLEMENT TO PROSPECTUSES & STATEMENT OF ADDITIONAL INFORMATION

                         Advisory Shares dated July 24, 1998

                                   NOVEMBER 4, 1998

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION UNDER THE VALUE FUND'S "INVESTMENT STRATEGY" AND "PRINCIPAL INVESTMENTS" SECTIONS ON PAGE 16 OF THE PROSPECTUS.

     INVESTMENT STRATEGY

     The Fund's Investment Adviser employs a disciplined, "bottom-up" approach that evaluates stocks on an individual basis and focuses on company fundamentals. It uses a blend of computer-intensive systematic disciplines and traditional fundamental research to uncover stocks that meet three investment criteria: attractive valuations, underlying financial strength, and prospects for business improvement.

     The Fund emphasizes equity securities of undervalued, large U.S. companies with market capitalizations generally above $5 billion.

     PRINCIPAL INVESTMENTS

     Under normal conditions, the Fund invests at least 80% of its total assets in equity securities of U.S. companies with large capitalizations. Generally, large capitalization stocks are those with market capitalizations greater than $3 billion. It invests the remainder primarily in preferred and convertible securities, debt securities of any maturity which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

THE FOLLOWING INFORMATION REPLACES INFORMATION UNDER THE HIGH QUALITY BOND FUND'S "PRINCIPAL INVESTMENTS" ON PAGE 26 OF THE PROSPECTUS.

     Under normal conditions, the Fund invests at least 65% of its total assets in debt securities issued by U.S. and foreign corporations, U.S. and foreign governments, and their agencies and instrumentalities which are rated in the top two investment grades by a nationally recognized statistical rating agency, or of comparable quality if unrated.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION UNDER "SELLING AND REDEEMING SHARES" ON PAGE 31 OF THE PROSPECTUS.

     If you bought shares recently by check, payment may be delayed until the check clears, which may take up to 15 calendar days from the date of purchase.

THE FOLLOWING INFORMATION IS ADDED TO "SHAREHOLDER SERVICES" ON PAGE 34 OF THE PROSPECTUS.

     Each Fund (except the Mini Cap Fund) has adopted a shareholder services plan under which it will reimburse the Distributor up to .25% of the average daily assets to pay financial institutions for personal services for shareholders and maintenance of shareholder accounts. The Distributor may pay from its own resources up to .25% to financial institutions that provide the same type of services to shareholders of the Mini Cap Fund.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION UNDER "PORTFOLIO TRADES" ON PAGE 34 OF THE PROSPECTUS.

     The Investment Adviser is responsible for the Funds' portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that may charge higher brokerage rates in exchange for furnishing research services to the Fund, or that sell shares of the Fund but only when the Investment Adviser believes no other firm offers a better combination of quality execution (i.e. timeliness and completeness) and favorable price. Under normal circumstances the Investment Adviser expects high annual portfolio turnover of 200%. This is generally higher than other funds and will result in the Funds incurring higher brokerage costs.

THE "PORTFOLIO TEAMS" SECTION BEGINNING ON PAGE 35 OF THE PROSPECTUS HAS BEEN REVISED AS FOLLOWS:

     ARTHUR E. NICHOLAS, MANAGING PARTNER
     Chief Investment Officer
     Founded firm in 1984; prior investment management experience with Pacific Century Advisers, Security Pacific Bank and San Diego Trust & Savings Bank. B.S. San Diego State University

     CATHERINE SOMHEGYI, PARTNER
     Chief Investment Officer--Global Equity Management
     Joined firm in 1987; prior investment management experience with Professional Asset Securities, Inc. and Pacific Century Advisers. M.B.A. and B.S. University of Southern California
     SMALL CAP GROWTH, MINI CAP GROWTH, BALANCED GROWTH, MID CAP GROWTH, VALUE AND CONVERTIBLE

     PEDRO V. MARCAL, PARTNER
     Portfolio Manager
     Joined firm in 1994; 5 years prior investment management experience with A.B. Laffer, V.A. Canto & Associates, and A-Mark Precious Metals. B.A. University of California, San Diego
     EMERGING COUNTRIES

     ESWAR MENON
     Portfolio Manager
     Joined firm in 1995; 5 years prior investment management experience with Koeneman Capital Management and Integrated Device Company. M.B.A., summa cum laude, University of Chicago; M.S. University of California, Santa Barbara; B.S. Indian Institute of Technology, Madras
     EMERGING COUNTRIES

     ERNESTO RAMOS, PH.D.
     Portfolio Manager
     Joined firm in 1994; 14 years prior investment management and quantitative research experience with Batterymarch Financial Management; Bolt Beranek & Newman, Inc.; and Harvard University. Ph.D. Harvard University; B.S. Massachusetts Institute of Technology
     EMERGING COUNTRIES

     WILLIAM H. CHENOWETH, CFA
     Portfolio Manager
     Joined firm in 1998; 12 years prior investment experience with Turner Investment Partners, Inc., and Jefferson-Pilot Corporation. M.B.A. and B.B. A. Emory University
     MID CAP GROWTH AND LARGE CAP GROWTH

     PAUL E. CLUSKEY
     Portfolio Manager
     Joined firm in 1998; 4 years prior investment experience at SEI Investments and Piper Jaffray, Inc. B.S. New York University
     SMALL CAP GROWTH

     EMMY SOBIESKI, CFA
     Portfolio Manager
     Joined Firm in 1998; 4 years prior investment experience with Farmers Insurance Investment Division and EEN Business Network. M.B.A. University of Southern California; B.A. University of San Diego
     MID CAP GROWTH

     JAMES E. KELLERMAN, PARTNER
     Portfolio Manager
     Joined Firm in 1995; 20 years prior investment management experience with Criterion Investment Management Company, Brown Brothers Harriman and Equitable Life Insurance Company. M.B.A. St. John's University; B.B.A. Susquehanna University
     HIGH YIELD BOND AND HIGH QUALITY BOND

     MALCOM S. DAY, CFA
     Portfolio Manager
     Joined Firm in 1995; 3 years prior investment management experience with Payden & Rygel. M.B.A. University of California, Los Angeles; B.S. Northern State University
     HIGH QUALITY BOND

     SANDRA DURN
     Portfolio Manager
     Joined Firm in 1994; prior experience at Science Solutions, Inc. and San Diego State University Economics Department (instructor). M.A. San Diego State University; B.A. University of Maryland
     CONVERTIBLE AND HIGH YIELD BOND

     SUSAN MALONE
     Portfolio Manager
     Joined firm in 1996; 7 years prior investment management experience with BEA Associates. M.B.A. New York University; B.S. Carnegie Mellon University BALANCED GROWTH

     RICHARD J. KING, CFA
     Portfolio Manager
     Joined firm in 1988; 8 years additional investment experience with Bear Stearns Asset Management; The Public Employees Retirement System of Ohio; and Touche Ross & Co. B.S. Ohio State University
     HIGH QUALITY BOND FUND

     Please omit references to Thomas J. Smith, Large Cap Growth Fund; Aaron Harris, Emerging Countries Fund; and Jan Friedli, High Yield Bond Fund.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION UNDER "PRIOR PERFORMANCE OF CERTAIN FUNDS AND THEIR PREDECESSORS" ON PAGE 45 OF THE PROSPECTUS.

     The Investment Adviser has advised the Trust that such partnerships were operated with materially equivalent investment objectives, policies, strategies and restrictions, as such

     Institutional Portfolios, and their assets were transferred to such Portfolios prior to the effective date of the Portfolios' registration statement.

PLEASE ADD THE FOLLOWING INFORMATION TO "ILLIQUID SECURITIES" SECTION ON PAGE 25 OF THE STATEMENT OF ADDITIONAL INFORMATION.

     The Fund's will limit their investment in 144A securities to 5% of net assets.